Note 16 - Pension Plan (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Net Benefit Costs [Table Text Block]
	2017	2016

Gross employer service cost	$1,501	$1,378
Plan participant contributions	(308)	(336)
Interest cost on service cost	27	34
Employer's service cost	1,220	1,076
Interest cost	701	794
Expected net return on plan assets	(640)	(787)
Other costs	166	168
Total employer's pension expense	$1,447	$1,251

Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]
Change in benefit obligation:	2017	2016

Projected benefit obligation - January 1	$36,659	$31,421
Current service cost	1,220	1,076
Plan participant / third party contributions	308	336
Interest cost	701	794
Benefits paid	(495)	(438)
Curtailment	(125)	-
Foreign exchange	5,204	(969)
Expected projected benefit obligation, December 31	43,473	32,220
Actuarial (gain)/ loss, net of foreign exchange	(1,105)	4,438
Projected benefit obligation - December 31	$42,368	$36,659

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Change in plan assets:	2017	2016

Fair value of plan assets - January 1	$33,016	$30,627
Expected net return on plan assets	640	787
Contributions
Employer	609	603
Plan participants	308	336
Benefits paid	(495)	(438)
Other costs	(72)	(168)
Foreign exchange	4,658	(916)
Expected fair value of plan assets - December 31	38,664	30,831
Actuarial gain, net of foreign exchange	149	2,185
Fair value of plan assets - December 31	$38,813	$33,016

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	December 31, 2017	December 31, 2016

Present value of accumulated benefit obligation	$(40,142)	$(34,934)
Effect of future compensation increases	(2,226)	(1,724)
Present value of projected benefit obligation	(42,368)	(36,659)
Fair value of plan assets	38,813	33,016
Net liability for pension benefits	$(3,555)	$(3,643)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	2017	2016

Actuarial (gain)/loss on remeasurement of projected benefit obligation	$(1,038)	$4,654
Actuarial (gain)/loss on remeasurement of fair value of assets	(234)	(2,292)
Actuarial (gain)/loss on curtailment of benefits from reorganization	(125)	-
Total (gain)/loss recognized in other comprehensive income	$(1,397)	$2,362

Schedule of Assumptions Used [Table Text Block]
	2017	2016
Discount rate used in determining present values	1.8%	1.8%
Annual increase in future compensation levels	2.0%	2.0%
	2017	2016
Discount rate used in determining present values	1.8%	1.8%
Annual increase in future compensation levels	2.0%	2.0%
Expected long-term rate of return on assets	1.8%	1.8%

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31,	Fair value measurements
	2017	Level 1	Level 2	Level 3

Equity type investments	$3,351	$3,351	$-	$-
Fixed interest type investments:
Government bonds	32,906	32,906	-	-
Cash	102	102	-	-
Other	2,453	-	-	2,453
Total	$38,813	$36,360	$-	$2,453

Schedule of Expected Benefit Payments [Table Text Block]
Year ended December 31
2018	$606
2019	692
2020	722
2021	760
2022	835
2023 - 2027	5,158